Share-based Compensation - Hutchmed Share Based Compensation Expense (Details) - Hutchmed Share Option Scheme - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation
Share-based compensation expense	$ 7,925,000	$ 3,006,000
Unrecognized compensation cost	$ 26,901,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	3 years 3 months 18 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 4,101,000	1,697,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	3,749,000	1,237,000
Cost of revenues
Share-based Compensation
Share-based compensation expense	$ 75,000	$ 72,000